Note 9 - Income Taxes (Details) - Unrecognized Taxes - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Unrecognized Taxes [Abstract]
Balance, Beginning	$ 42,327	$ 38,676
Positions Taken During the Current Year		7,247
Reductions Resulting from Lapse of Statutes of Limitation	$ 42,327	(3,596)
Balance, Ending		$ 42,327